FUTURE POLICY BENEFITS - Schedule of Undiscounted Expected Gross Premiums and Expected Future Benefit Payments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	$ 103,243	$ 27,289
Expected future gross premiums, Undiscounted	4,978	5,482
Expected future benefit payments, Discounted	52,524	15,465
Expected future gross premiums, Discounted	2,938	3,259
Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	95,082	18,614
Expected future gross premiums, Undiscounted	0	0
Expected future benefit payments, Discounted	48,519	11,262
Expected future gross premiums, Discounted	0	0
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	8,161	8,675
Expected future gross premiums, Undiscounted	4,978	5,482
Expected future benefit payments, Discounted	4,005	4,203
Expected future gross premiums, Discounted	$ 2,938	$ 3,259